Six Circles Credit Opportunities Fund Expense Example - Six Circles Credit Opportunities Fund - Six Circles Credit Opportunities Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 928